Fair Value Measurements (Details) - Schedule of level 3 warrants - Warrants [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Measurements (Details) - Schedule of level 3 warrants [Line Items]
Opening balance as of beginning of year
Classification of warrants from equity to liability	(1,804)
Loss from changes in fair value of financial instruments	(1,335)
Classification of warrants from liability to equity	3,139
Closing balance as of end of year